Fair Value Measurements - Schedule of Changes in Fair Value of Level 3 Derivative Liabilities (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Private Warrants at Initial Public Offering			$ 773,471
Fair Value, Inputs, Level 3 [Member] | Private Warrants - Sponsor [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	$ 5,997,334	$ 0	0
Issuance of Private Warrants at Initial Public Offering		5,714,754
Change in fair value of derivative liabilities - Private Placement Warrants	7,842,667	282,580
Fair value	13,840,001	5,997,334	13,840,001
Fair Value, Inputs, Level 3 [Member] | Private Warrants - Underwriters [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	828,000	0	0
Issuance of Private Warrants at Initial Public Offering		773,471
Change in fair value of derivative liabilities - Private Placement Warrants	1,318,667	54,529
Fair value	2,146,667	828,000	2,146,667
Fair Value, Inputs, Level 3 [Member] | Warrant Liabilities [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	6,825,334	0	0
Issuance of Private Warrants at Initial Public Offering		6,488,225
Change in fair value of derivative liabilities - Private Placement Warrants	9,161,334	337,109
Fair value	$ 15,986,668	$ 6,825,334	$ 15,986,668